PROPERTY, PLANT, EQUIPMENT AND MINING DEVELOPMENT COSTS, NET (Schedule of PPE) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant, equipment and mining development costs	$ 35,743	$ 33,178
Accumulated depreciation, depletion and amortization	(11,497)	(10,251)
Property, plant, equipment and mining development costs, net	24,246	22,927
Proven and probable reserves [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and mining development costs	3,880	3,879
Value beyond proven and probable reserves (VBPP) [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and mining development costs	649	644
Mining development and other [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and mining development costs	4,881	4,414
Buildings and infrastructure [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and mining development costs	7,022	4,709
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and mining development costs	11,742	9,253
Mobile equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and mining development costs	3,845	3,626
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant, equipment and mining development costs	$ 3,724	$ 6,653